Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Oct. 31, 2021 EUR (€)
Major Components Of Tax Expense Income [line items]
Unrecognized deferred tax liabilities	$ 5,792	$ 4,149
NOLs usage limit	30.00%
Income tax system threshold amount | €			€ 750
Brazil
Major Components Of Tax Expense Income [line items]
Recoverable taxes	$ 745	$ 1,060
Average federal production and federal sales tax	14.60%